Income tax recovery and deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax recovery and deferred tax assets and liabilities
Non-capital loss carry-forwards	$ 63,213,473	$ 35,846,498	$ 18,638,208
Property, plant and equipment	1,845,332	339,632	243,969
Share issue costs	6,774,934	3,757,068	3,662,916
SR&ED expenditures	2,941,082	2,430,941	1,718,657
ROU Assets	(927,331)	(1,077,556)	0
Lease libiltiy	1,075,773	1,129,249	0
Net Investment Assets	(38,541)		0
Other	(374,454)	(270,395)	(303,327)
Total	74,510,268	42,155,437	23,960,423
Deferred tax assets not recognized	$ (74,510,268)	(42,277,892)	(24,369,388)
Deferred tax liability		(122,455)	(408,965)
Deferred tax liability (tax effected at 27%)		$ (33,063)	$ (110,420)